Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 12, 2016
Registrant Name	FactorShares Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Feb. 12, 2016
Document Effective Date	Feb. 12, 2016
Prospectus Date	Oct. 28, 2015
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus:
Trading Symbol	ETHO